Consolidated Balance Sheets (Parentheticals)	Nov. 30, 2023 $ / shares shares	Nov. 30, 2023 $ / shares shares	Nov. 30, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Dollars per share) | (per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares issued	11,250,000	11,250,000	11,250,000
Ordinary shares outstanding	11,250,000	11,250,000	11,250,000